Offerings	Aug. 08, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each
Amount Registered | shares	269,459
Proposed Maximum Offering Price per Unit | $ / shares	5.025
Maximum Aggregate Offering Price	$ 1,354,031.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 207.30
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0001 each (“Class A Ordinary Shares”), as may be issued or issuable because of share splits, share dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by The Nasdaq Stock Market LLC (“Nasdaq”) on August 5, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Pre-Funded Ordinary Shares Purchase Warrants(3)
Amount Registered | shares	541,706
Proposed Maximum Offering Price per Unit | $ / shares	5.025
Maximum Aggregate Offering Price	$ 2,722,072.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 416.75
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0001 each (“Class A Ordinary Shares”), as may be issued or issuable because of share splits, share dividends and similar transactions.Consists of an aggregate of 541,706 Class A Ordinary Shares issuable upon exercise of certain Pre-Funded Ordinary Shares Purchase Warrants issued on July 25, 2025 with an initial exercise price of $0.0035 per share.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by Nasdaq on August 5, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Ordinary Share Purchase Warrants(5)
Amount Registered | shares	1,622,330
Proposed Maximum Offering Price per Unit | $ / shares	5.025
Maximum Aggregate Offering Price	$ 8,152,208.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,248.10
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0001 each (“Class A Ordinary Shares”), as may be issued or issuable because of share splits, share dividends and similar transactions.Consists of an aggregate of 1,622,330 Class A Ordinary Shares issuable upon exercise of certain Ordinary Share Purchase Warrants issued on July 25, 2025 with an initial exercise price of $4.926 per share.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by Nasdaq on August 5, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Ordinary Share Purchase Warrants(7)
Amount Registered | shares	811,165
Proposed Maximum Offering Price per Unit | $ / shares	9.852
Maximum Aggregate Offering Price	$ 7,991,597.58
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,223.52
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0001 each (“Class A Ordinary Shares”), as may be issued or issuable because of share splits, share dividends and similar transactions.Consists of an aggregate of 811,165 Class A Ordinary Shares issuable upon exercise of certain Ordinary Share Purchase Warrants issued on July 25, 2025 with an initial exercise price of $9.852 per share.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.